Lease Liabilities - Schedule of Movements of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Lease Liabilities [Abstract]
As at 1 April	$ 1,681
Interest charged for the year	93	116
Additions	278	2,043
Exchange differences	(27)	(1)
- Principal	(390)	(361)	$ (202)
- Interest expense	(93)	(116)
As at 31 March	$ 1,542	$ 1,681